Debt - Schedule of Long Term Debt Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Remainder of 2019	$ 1,838,900
2020	0	$ 0
2021	0	0
2022	0	0
2023	0	0
2024	0
Thereafter	0
Total principal payments	1,838,900	1,816,450
Less:
Unamortized deferred debt costs and discounts	0	0
Total debt on condensed consolidated balance sheet	$ 1,838,900	$ 1,816,450	$ 1,718,297